Subsequent Events (Details) - USD ($)							1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 12, 2026	Jun. 09, 2026	Mar. 31, 2026	Mar. 12, 2026	Feb. 28, 2026	Feb. 12, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Feb. 11, 2025
Subsequent Events [Line Items]
Company received funds								$ 669,106
Issuance of shares		52,000
Increase in warrants										2,605,832
A Warrant [Member]
Subsequent Events [Line Items]
Increase in warrants											1
Exercise Price											$ 4.4
February 2026 Closing [Member]
Subsequent Events [Line Items]
Issuance of shares						59,400
Issuance of shares, price per share						$ 5
March 2026 Closing [Member]
Subsequent Events [Line Items]
Issuance of shares				71,000
Issuance of shares, price per share				$ 5
Common Stock [Member] | February 2026 Closing [Member]
Subsequent Events [Line Items]
Issuance of shares										59,400
Issuance of shares, price per share										$ 5
Aggregate proceeds from offering										$ 297,000
Common Stock [Member] | March 2026 Closing [Member]
Subsequent Events [Line Items]
Issuance of shares										71,000
Issuance of shares, price per share										$ 5
Aggregate proceeds from offering										$ 355,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Options granted to board of directors							50,000
Per Share Amount Granted							$ 5
Subsequent Event [Member] | A Warrant [Member]
Subsequent Events [Line Items]
Company received funds	$ 739,964
Issuance of shares	168,173
Subsequent Event [Member] | Exchange Warrants [Member]
Subsequent Events [Line Items]
Company received funds	$ 39,999
Issuance of shares	12,121
Subsequent Event [Member] | February 2026 Closing [Member]
Subsequent Events [Line Items]
Aggregate proceeds from offering					$ 261,360
Transaction costs					$ 35,640
Subsequent Event [Member] | February 2026 Closing [Member] | B Warrant [Member]
Subsequent Events [Line Items]
Increase in warrants					703,584
Exercise Price					$ 6.568
Subsequent Event [Member] | March 2026 Closing [Member]
Subsequent Events [Line Items]
Aggregate proceeds from offering			$ 269,584
Transaction costs			$ 85,416
Subsequent Event [Member] | March 2026 Closing [Member] | B Warrant [Member]
Subsequent Events [Line Items]
Increase in warrants			703,796				703,796
Exercise Price			$ 6.568				$ 6.568